Label	Element	Value
Document And Entity Information Elements	fcst_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2017
Registrant Name	dei_EntityRegistrantName	Fiera Capital Series Trust
Central Index Key	dei_EntityCentralIndexKey	0001691994
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2017
Prospectus Date	rr_ProspectusDate	Apr. 27, 2017